Notes Payable (Details) - Schedule of notes settlement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal		$ 5,458
Foreign exchange (gain) loss on principal		133
Reclassification from related party notes payable		730
Payment Premium payments		3,212
March 1, 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal		55,000
Accrued interest		6,455
Interest expense	1,266
Principal payments	55,000
Interest payments	7,721
August 26, 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal		30,000
Accrued interest		1,473
Interest expense	662
Principal payments	30,000
Interest payments	2,135
Payment Premium payments	2,065
June 9, 2021 Note 1 [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal		20,000
Original issue discount and debt issuance costs		1,797
Proceeds		18,203
June 9, 2021 Note 2 [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal		20,000
Original issue discount and debt issuance costs		2,600
Proceeds		17,400
August 10, 2021 Optional Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal		33,917
Original issue discount and debt issuance costs		3,542
Proceeds		30,375
Accrued interest		183
Interest expense		183
Optional Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal		33,917
Accrued interest		183
Interest expense	2,572
Principal conversion into Class A Common Stock	33,917
Interest payments	2,756
June 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Outstanding principal		40,000
Principal conversion into Class A Common Stock	$ 40,000
January 13 and March 12, 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Original issue discount and debt issuance costs		1,940
Principal and conversion premium settled with equity		23,725
Proceeds		16,310
January 13 and March 8, 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes settlement [Line Items]
Original issue discount and debt issuance costs		1,132
Principal and conversion premium settled with equity		2,069
Interest settled with equity		82
Principal and conversion premium payments in cash		11,582
Interest payments in cash		550
Proceeds		8,218
Interest expense		$ 632